Derivative Liability (Schedule Of Fair Value Of Derivative Liability) (Details)	0 Months Ended
	Sep. 30, 2013	Jul. 31, 2013
Derivative Liability Schedule Of Fair Value Of Derivative Liability Details
Expected volatility	100.00%	100.00%
Risk-free interest rate	4.00%	3.00%
Expected dividend yield	0.00%	0.00%
Expected life (in years)	1 month 15 days	6 months